Average Annual Total Returns (Invesco International Small Company Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return Before Taxes
1 Year	18.66%
5 Years	7.86%
10 Years	14.87%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class B, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class B: Inception (08/31/00)
1 Year	19.65%
5 Years	8.01%
10 Years	14.87%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class C, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class C: Inception (08/31/00)
1 Year	23.65%
5 Years	8.28%
10 Years	14.70%
Inception Date	Aug. 31, 2000
Return Before Taxes | Class Y, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	25.89%
5 Years	9.21%
10 Years	15.59%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions
1 Year	18.69%
5 Years	6.28%
10 Years	13.91%
Inception Date	Aug. 31, 2000
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco International Small Company Fund
Average Annual Total Returns
Column	Class A: Inception (08/31/00)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	12.48%
5 Years	6.60%
10 Years	13.32%
Inception Date	Aug. 31, 2000
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
MSCI World Ex-US Small Cap Index
Average Annual Total Returns
Label	MSCI World Ex-US Small Cap Index
1 Year	24.51%
5 Years	3.79%
10 Years	10.06%
Lipper International Small/Mid-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper International Small/Mid-Cap Growth Funds Index
1 Year	23.77%
5 Years	6.34%
10 Years	7.63%

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.